Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of fair value of the identifiable assets acquired and liabilities
May 31, 2020
Cash and cash equivalents acquired	$4,990,754
Short-term investments	1,402,632
Accounts receivable, net	3,869.453
Prepayments and other current assets	621,735
Loans to third parties	5,484,531
Right-of-use assets	1,305,961
Property and equipment, net	407,678
Intangible assets, net	144,153
Accounts payable	(322)
Advance from customers and other payables	(1,839,558)
Salary payable	(891,347)
Taxes payable	(1,172,980)
Operating lease liabilities	(1,308,864)
Goodwill	12,324,856
Total consideration	$25,338,682

Schedule of indicative of future operating results
	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Revenue from continuing operations	$21,436,553	$11,407,879
Net income (loss) from continuing operations	4,686,302	(6,289,702)